Property, Plant and Equipment (Details PPE) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Property, plant, and equipment, at cost	$ 35,479		$ 25,062
Accumulated depreciation	(8,157)		(7,437)
Property, plant, and equipment - net	27,322		17,625
Depreciation and amortization	944		729	690
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	18,717		9,172
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years	[1]
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	40 years	[1]
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	2,115		2,727
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	1,459		964
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years	[1]
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	45 years	[1]
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	10,867		10,633
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	1.20%	[1]
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	6.97%	[1]
Regulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	985		273
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	1,336		1,293
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	1.35%	[1]
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	33.33%	[1]
Regulated [Member] | Excess Of Original Cost Of Regulated Facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment - net	$ 746		$ 785
Period of straight-line amortization	40 years

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2014. Depreciation rates for regulated assets are prescribed by the FERC.